Segments	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Segment Reporting [Abstract]
Segments

Note 18—Segments

The Company operates its business along three operating segments, which are grouped on the basis of geography: North America, Europe and Asia. The Company believes this method of segment reporting reflects both the way its business segments are managed and the way the performance of each segment is evaluated. The three segments consist of similar operating activities as each segment produces similar products.

Generally, the Company evaluates performance based on stand-alone segment net income (loss) before income taxes, interest, depreciation, amortization, restructuring, transaction and other costs related to acquisitions (“Adjusted EBITDA”) and accounts for inter-segment sales and transfers, which were not material, as if the sales or transfers were to third parties, at current market prices.

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Net Sales
North America	$193,866	$204,671	$610,843	$542,141
Europe	184,492	192,096	606,876	637,285
Asia	20,826	19,440	69,873	35,690

Total Net Sales	$399,184	$416,207	$1,287,592	$1,215,116

Depreciation and Amortization
North America	$15,258	$16,074	$45,462	$45,809
Europe	15,261	15,440	49,000	50,506
Asia	933	891	3,028	1,670

Total Depreciation and Amortization	$31,452	$32,405	$97,490	$97,985

Operating Income
North America	$11,945	$6,551	$21,242	$17,888
Europe	12,303	11,785	42,846	42,176
Asia	1,765	494	9,727	1,430

Total Operating Income	$26,013	$18,830	$73,815	$61,494

Adjusted EBITDA *
North America	$26,581	$26,013	$88,382	$73,220
Europe	29,063	28,897	103,423	99,566
Asia	2,707	2,408	13,148	4,162

Total Adjusted EBITDA	$58,351	$57,318	$204,953	$176,948

*

To supplement our financial information presented in accordance with GAAP, the Company uses EBITDA and Adjusted EBITDA (non-GAAP financial measures) to clarify and enhance an understanding of past performance. The Company believes that the presentation of these financial measures enhances an investor’s understanding of our financial performance and that these financial measures are useful financial metrics to assess our operating performance from period to period by excluding certain items that we believe are not representative of our core business. The Company also believes that these financial measures provide investors with a useful tool for assessing the comparability between periods of the ability to generate cash from operations sufficient to pay taxes, to service debt and to undertake capital expenditures. These financial measures are used for business planning purposes and in measuring performance relative to that of competitors and the Company believe these financial measures are commonly used by investors. However, our use of the terms EBITDA and Adjusted EBITDA may vary from that of others in the industry. A reconciliation of these non-GAAP financial measures to the comparable GAAP financial measures is presented further below.

	For the Nine Months Ended March 31,
	2016	2015
Capital Expenditures
North America	$12,867	$13,436
Europe	18,846	22,976
Asia	5,006	1,266

Total Capital Expenditures	$36,719	$37,678

	As of March 31, 2016	As of June 30, 2015
Total Assets
North America	$787,224	$915,601
Europe	931,467	866,214
Asia	68,697	100,310

Total Assets	$1,787,388	$1,882,125

The Company’s product offerings consist of print-based specialty packaging products across the consumer, healthcare and multi-media end markets. The Company produces similar products including labels, cartons, inserts and rigid packaging (the “Specific Products”) in all of the geographies it serves, and in all of the end markets it serves. These Specific Products represent one product line. The nature of a specific carton, label, insert or rigid package is similar from end market to end market and geography to geography. Oftentimes, the Specific Products sold to the customer are bundled, including both label and carton, or label, carton and insert or any combination thereof. The following are summaries of gross sales estimated by product category and of net sales estimated by end markets for the respective periods:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Premium Folding Cartons	$257,827	$260,285	$842,704	$781,171
Inserts	56,274	81,003	183,361	202,527
Labels	36,216	27,689	101,865	95,316
Rigid Packaging	23,181	23,485	89,104	45,072
Other Consumer Products	57,576	57,291	167,716	170,678

Total	431,074	449,753	1,384,750	1,294,764
Sales Reserves and Eliminations	(31,890)	(33,546)	(97,158)	(79,648)

Total Net Sales	$399,184	$416,207	$1,287,592	$1,215,116

Net Sales by category
Consumer	$199,578	$204,990	$659,664	$609,393
Healthcare	166,791	176,469	474,604	485,528
Multi-Media	32,815	34,748	153,324	120,195

Total Net Sales	$399,184	$416,207	$1,287,592	$1,215,116

The following is a reconciliation of EBITDA and Adjusted EBITDA to the comparable GAAP financial measures.

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2016	2015	2016	2015
Consolidated net income	$3,613	$6,990	$8,693	$11,883
Depreciation and amortization	31,452	32,405	97,490	97,985
Interest expense	14,896	17,631	49,641	54,042
Income tax expense	6,178	3,309	6,753	6,212

EBITDA	56,139	60,335	162,577	170,122
Transaction costs	371	1,914	2,785	6,098
Stock based and deferred compensation	104	517	27,064	1,403
Debt extinguishment charges	64	—	3,931	—
Purchase accounting adjustments	255	1,171	878	2,024
Restructuring related costs	693	1,700	4,269	5,490
Loss on sale of fixed assets	236	237	598	645
Foreign currency (gains) losses	510	(9,259)	3,850	(13,835)
Other adjustments to EBITDA	(21)	703	(999)	5,001

Adjusted EBITDA	$58,351	$57,318	$204,953	$176,948

Note 21—Segments

The Company operates its business along three operating segments, which are grouped on the basis of geography: North America, Europe and Asia. The Company believes this method of segment reporting reflects both the way its business segments are managed and the way the performance of each segment is evaluated. The three segments consist of similar operating activities as each segment produces similar products.

The accounting policies of the segments are the same as those described in Note 2, Summary of Significant Accounting Policies, except that the disaggregated financial results for the segments have been prepared using a management approach, which is consistent with the basis and manner in which management internally disaggregates financial information for the purposes of assisting internal operating decisions. Generally, the Company evaluates performance based on stand-alone segment net income (loss) before income taxes, interest, depreciation, amortization, restructuring, transaction and other costs related to acquisitions (“Adjusted EBITDA”) and accounts for inter-segment sales and transfers, which were not material, as if the sales or transfers were to third parties, at current market prices.

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Net Sales
North America	$737,888	$452,031	$58,728	$480,050
Europe	820,391	354,396	15,353	99,351
Asia	59,361	7,786	—	—

Total Net Sales	$1,617,640	$814,213	$74,081	$579,401

Depreciation and Amortization
North America	$63,194	$46,924	$3,164	$32,751
Europe	69,548	28,461	893	6,815
Asia	3,414	482	—	—

Total Depreciation and Amortization	$136,156	$75,867	$4,057	$39,566

Operating Income (Loss)
North America	$18,317	$(37,181)	$(24,524)	$28,808
Europe	46,442	8,711	2,188	11,980
Asia	6,218	186	—	—

Total Operating Income (Loss)	$70,977	$(28,284)	$(22,336)	$40,788

Adjusted EBITDA (1)
North America	$97,001	$71,290	$7,390	$67,761
Europe	126,350	46,816	3,081	18,914
Asia	7,611	684	—	—

Total Adjusted EBITDA	$230,962	$118,790	$10,471	$86,675

Capital Expenditures
North America	$19,407	$12,540	$2,624	$14,152
Europe	38,189	27,218	117	8,281
Asia	1,939	130	—	—

Total Capital Expenditures	$59,535	$39,888	$2,741	$22,433

	Successor		Predecessor
	June 30, 2015	June 30, 2014	June 30, 2013
Total Assets
North America	$915,601	$789,836	$271,624
Europe	866,214	1,037,900	75,881
Asia	100,310	16,419	—

Total Assets	$1,882,125	$1,844,155	$347,505

The Company’s product offerings consist of print-based specialty packaging products across the consumer, health care and multi-media end markets. The Company produces similar products including labels, cartons, inserts and rigid packaging (the “Specific Products”) in all of the geographies it serves, and in all of the end markets it serves. These Specific Products represent one product line. The nature of a specific carton, label, insert or rigid package is similar from end market to end market and geography to geography. Oftentimes, the Specific Products sold to the customer are bundled, including both label and carton, or label, carton and insert or any combination thereof. The following is a summary of gross sales estimated by product category for the respective periods:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Premium folding cartons	$1,051,028	$513,253	$52,828	$368,544
Inserts	268,000	138,691	9,246	81,247
Labels	126,240	79,872	8,224	69,664
Rigid packaging	70,463	10,786	—	—
Other consumer products	216,372	127,270	10,088	108,160

Total	1,732,103	869,872	80,386	627,615
Sales reserves and eliminations (2)	(114,463)	(55,659)	(6,305)	(48,214)

Total	$1,617,640	$814,213	$74,081	$579,401

The following is a summary of net sales estimated by end markets for the respective fiscal years indicated.

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Net Sales:
Consumer	$815,882	$367,895	$26,094	$220,901
Health Care	643,982	330,018	20,929	191,400
Media	157,776	116,300	27,058	167,100

	$1,617,640	$814,213	$74,081	$579,401

(1)

	Successor		Predecessor
(Dollars in thousands)	For the year ended June 30, 2015	Period from August 15, 2013 to June 30, 2014	Period from July 1, 2013 to August 14, 2013	For the year ended June 30, 2013
Adjusted EBITDA	$230,962	$118,790	$10,471	$86,675
Transaction costs	(13,630)	(38,844)	(28,370)	(3,080)
Management fees	—	—	(264)	(2,315)
Stock based and deferred compensation	(5,722)	(1,534)	(125)	(2,578)
Multiemployer plan exits	—	(9,250)	676	—
Debt extinguishment costs	(1,019)	—	(14,042)	(4,140)
Purchase accounting adjustments	(3,094)	(10,836)	—	—
Severance costs	(6,419)	(2,385)	(3)	(736)
Restructuring charge	—	(7,652)	—	—
(Gain) loss on sale of fixed assets	(584)	(2,278)	96	853
Impairment charges	—	(1,006)	—	(2,112)
Foreign currency gains (loss)	12,171	777	364	(220)
Other adjustments to EBITDA	(379)	(490)	(346)	2,387

EBITDA	212,286	45,292	(31,543)	74,734
Income tax expense (benefit)	(1,880)	(19,481)	(15,621)	4,195
Interest expense	75,437	43,215	3,991	24,546
Depreciation and amortization	131,703	73,206	3,772	36,660

Net income (loss)	$7,026	$(51,648)	$(23,685)	$9,333

(2)	Represents estimated interplant eliminations, rebates, discounts and the inclusion of certain products as part of bundled transactions that are not able to be allocated to a specific product produced.